CONCENTRATIONS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 18 — CONCENTRATIONS

Concentration of Revenues

For the years ended December 31, 2025 and 2024, the following customers accounted for more than 10% of the Company’s net revenues:

	For the Year Ended December 31,
	2025	2024
Customer 1	93.6%	95.7%

Totals	93.6%	95.7%

Concentration of Accounts Receivable

As of December 31, 2025 and 2024, the following customers accounted for more than 10% of the Company’s accounts receivable.

	December 31,
	2025	2024
Customer 1	27.7%	—
Customer 2	—	44.6%

Totals	27.7%	44.6%